Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 750,071	¥ 700,959		¥ 809,817
Provision (credit) for credit losses on loans		95,897	52,827		90,848
Charge-offs		(48,044)	(46,323)	[1]	(227,450)	[1]
Recoveries		20,390	11,948		10,476
Net charge-offs		(27,654)	(34,376)		(216,974)
Others	[2]	(1,940)	30,660		17,268
Balance at end of fiscal year		816,374	750,071		700,959
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(24,000)	(37,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]	130,249	130,594		134,397
Provision (credit) for credit losses on loans	[3]	12,320	(26,061)		44,287
Charge-offs	[3]	(23,645)	(9,505)	[1]	(68,772)	[1]
Recoveries	[3]	9,622	4,561		3,414
Net charge-offs	[3]	(14,023)	(4,945)		(65,358)
Others	[2],[3]	(1,940)	30,660		17,268
Balance at end of fiscal year	[3]	126,606	130,249		130,594
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		563,716	505,901		601,506
Provision (credit) for credit losses on loans		84,198	83,702		51,551
Charge-offs		(18,854)	(31,936)	[1]	(153,014)	[1]
Recoveries		10,130	6,049		5,858
Net charge-offs		(8,724)	(25,887)		(147,156)
Others	[2]	0	0		0
Balance at end of fiscal year		639,190	563,716		505,901
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		55,790	63,541		73,414
Provision (credit) for credit losses on loans		(732)	(4,208)		(5,413)
Charge-offs		(5,546)	(4,882)	[1]	(5,664)	[1]
Recoveries		639	1,338		1,204
Net charge-offs		(4,907)	(3,544)		(4,460)
Others	[2]	0	0		0
Balance at end of fiscal year		50,150	55,790		63,541
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		44	53		62
Provision (credit) for credit losses on loans		7	(9)		(9)
Charge-offs		0	0	[1]	0	[1]
Recoveries		0	0		0
Net charge-offs		0	0		0
Others	[2]	0	0		0
Balance at end of fiscal year		51	44		53
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		273	870		438
Provision (credit) for credit losses on loans		105	(597)		432
Charge-offs		0	0	[1]	0	[1]
Recoveries		0	0		0
Net charge-offs		0	0		0
Others	[2]	0	0		0
Balance at end of fiscal year		¥ 377	¥ 273		¥ 870

[1]	Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to ¥46,323 million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.